UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Hovde Capital Advisors LLC
Address:  1826 Jefferson Place, NW
          Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Perry, Jr.
Title:    Managing Member
Phone:    (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Richard J. Perry, Jr.  Washington, D.C.   February 14, 2006
-------------------------  ----------------   ----------------
Richard J. Perry, Jr.      [City, State]      [Date]

Report Type  (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$ 333,605 (thousands)



List of Other Included Managers:   NONE



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                 FORM 13F INFORMATION TABLE

NAME OF ISSUER	           Title of  CUSIP    Value of  Shrs or  Sh/      Investment Other    Voting Authority
	                   Class	      Shrs Held	Prn Amt. Put/     Discretion Managers Sole   Shared	None
                                           (1,000s of $)         Prn Call
ALLSTATE CORP	               COM 020002101  15,873	293,571	 Sh	  Sole			     23,291 	270,280
AMCORE FINANCIAL INC	       COM 023912108  5,275	173,477	 Sh	  Sole			     14,349 	159,128
AMERICREDIT CORP               COM 03060R101  11,934	465,646	 Sh	  Sole			     37,190 	428,456
AMSOUTH BANCORPORATION	       COM 032165102  4,525	172,641	 Sh	  Sole			     13,624 	159,017
ASSURANT INC	               COM 04621X108  21,351	490,956	 Sh	  Sole			     39,270 	451,686
ATLANTIC BANCGROUP INC	       COM 048221105  1,605	55,234	 Sh	  Sole			     -   	55,234
BANKFINANCIAL CORPORATION      COM 06643P104  15,206	1,035,861Sh	  Sole			     82,554 	953,307
BROOKLYN FEDERAL BANCORP INC   COM 114039100  2,080	188,065	 Sh	  Sole			     15,060 	173,005
BEAR STEARNS COMPANIES INC     COM 073902108  8,899	77,025	 Sh	  Sole			     6,159 	70,866
CENTRAL FLA ST BK BELLEVIEW    COM 153479100  634	36,200	 Sh	  Sole			     -   	36,200
CIT GROUP INC NEW	       COM 125581108  11,098	214,337	 Sh	  Sole			     16,876 	197,461
COMERICA INC	               COM 200340107  7,047	124,154	 Sh	  Sole			     9,820 	114,334
COMMUNITY BANCORP INC 	       COM 20342P109  5,051	142,282	 Sh	  Sole			     -   	142,282
COLONIAL BANCGROUP INC	       COM 195493309  6,858	287,893	 Sh	  Sole			     23,385 	264,508
COMMUNITY WEST BANCSHARES      COM 204157101  2,146	152,256	 Sh	  Sole			     16,345 	135,911
COMMONWEALTH BANKSHARES INC-VA COM 202736104  774	28,232	 Sh	  Sole			     -   	28,232
DCB FINANCIAL CORP	       COM 233075100  3,009	105,596	 Sh	  Sole			     8,945 	96,651
ENTERPRISE BANCORP INC MASS    COM 293668109  9	        300	 Sh	  Sole			     -   	300
ENCORE CAPITAL GROUP INC       COM 292554102  7,474	430,765	 Sh	  Sole			     33,721 	397,044
EAGLE BANCORP INC MD	       COM 268948106  351	15,157	 Sh	  Sole			     -   	15,157
EVERGREENBANCORP INC	       COM 300349107  493	34,931	 Sh	  Sole			     -   	34,931
FIRST LONG ISLAND CORP	       COM 320734106  4,851	114,827	 Sh	  Sole			     8,929 	105,898
FIRST OAK BROOK BANCSHARES INC COM 335847208  6,506	232,759	 Sh	  Sole			     18,540 	214,219
FREDDIE MAC-VOTING COMMON      COM 313400301  5,143	78,695	 Sh	  Sole			     6,537 	72,158
GOLD BANC CORP INC	       COM 379907108  4,173	229,056	 Sh	  Sole			     21,180 	207,876
INDEPENDENCE COMMUNITY BANK    COM 453414104  11,257	283,335	 Sh	  Sole			     22,200 	261,135
JACKSONVILLE BANCORP INC FLA   COM 469249106  1,431	43,177	 Sh	  Sole			     -   	43,177
KEYCORP NEW	               COM 493267108  8,899	270,253	 Sh	  Sole			     21,355 	248,898
MBNA CORP	               COM 55262L100  20,529	756,140	 Sh	  Sole			     -   	756,140
MB FINANCIAL INC	       COM 55264U108  1,473	41,603	 Sh	  Sole			     -   	41,603
NATIONAL MERCANTILE BANCORP    COM 636912206  4,925	252,706	 Sh	  Sole			     -   	252,706
MERRILL LYNCH & CO INC	       COM 590188108  11,319	167,122	 Sh	  Sole			     13,212 	153,910
METLIFE INC	               COM 59156R108  15,201	310,233	 Sh	  Sole			     24,738 	285,495
MERCHANTS & MANUFACTURERS      COM 588327106  1,464	39,050	 Sh	  Sole			     3,030 	36,020
NATIONAL ATLANTIC HOLDINGS     COM 63253Y107  16,273	1,486,172Sh	  Sole			     115,085 	1,371,087
NEW CENTURY FINANCIAL	       COM 6435EV108  5,891	163,311	 Sh	  Sole			     12,810 	150,501
KNIGHT CAPITAL GROUP INC       COM 499005106  5,726	578,977	 Sh	  Sole			     45,410 	533,567
OLD REPUBLIC INTL CORP	       COM 680223104  7,138	339,770	 Sh	  Sole			     21,315 	318,455
OCEAN SHORE HOLDING CO	       COM 67501P107  2,187	189,857	 Sh	  Sole			     14,970 	174,887
EPLUS INC	               COM 294268107  11,126	808,603	 Sh	  Sole			     65,448 	743,155
PRUDENTIAL FINANCIAL INC       COM 744320102  13,233	180,807	 Sh	  Sole			     14,304 	166,503
REINSURANCE GROUP OF AMERICA   COM 759351109  11,612	243,141	 Sh	  Sole			     19,175 	223,966
SERVICE BANCORP INC	       COM 81756X103  2,325	86,110	 Sh	  Sole			     -   	86,110
SWS GROUP INC	               COM 78503N107  8,120	387,775	 Sh	  Sole			     30,299 	357,476
WAUWATOSA HOLDINGS INC	       COM 94348P108  5,011	438,021	 Sh	  Sole			     35,016 	403,005
WACHOVIA CORPORATION	       COM 929903102  1,362	25,770	 Sh	  Sole			     25,770 	0
GREAT WOLF RESORTS INC	       COM 391523107  11,030	1,069,838Sh	  Sole			     84,036 	985,802
ENDURANCE SPECIALTY	       COM G30397106  1,654	46,140	 Sh	  Sole			     17,000 	29,140
PXRE GROUP LTD BERMUDA	       COM G73018106  499	38,480	 Sh	  Sole			     14,180 	24,300
MAX RE CAPITAL LTD	       COM G6052F103  1,551	60,716	 Sh	  Sole			     22,384 	38,332
   Total:                                     333,605
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